SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2019
Cash Withdrawn From Trust Account	$ 1,137,000	$ 430,250	$ 1,390,000	$ 1,390,000,000
Unrecognized Tax Benefits		$ 0
Accrued Interest and Penalty			$ 0	$ 0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	66,673,530	66,563,478	66,619,951	66,619,951
Cash, FDIC Insured Amount		$ 250,000	$ 250,000	$ 250,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				21.00%
Effective Income Tax Rate Reconciliation, Percent				21.00%
Maximum [Member]
Effective Income Tax Rate Reconciliation, Tax Settlement, Percent		50.00%
Minimum [Member]
Effective Income Tax Rate Reconciliation, Tax Settlement, Percent		30.00%
US Treasury Bill Securities [Member]
Cash Withdrawn From Trust Account		$ 1,820,250
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		38,800,000		38,800,000